UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2004

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-     _

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

William Young__   St. Louis, MO___   JANUARY 28, 2004


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      20
Form 13F Information Table Value Total:       $101,020


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AVON PRODS INC                 COM              054303102     4379   113140 SH       DEFINED                     0        0   113140
CLOROX CO                      COM              189054109     4482    76050 SH       DEFINED                     0        0    76050
DELL INC                       COM              24702R101     5521   131020 SH       DEFINED                     0        0   131020
DOW CHEMICAL CO                COM              260543103     5223   105485 SH       DEFINED                     0        0   105485
DUKE ENERGY CORP               COM              264399106     4525   178640 SH       DEFINED                     0        0   178640
EASTMAN KODAK COMPANY          COM              277461109     5546   171970 SH       DEFINED                     0        0   171970
HARLEY DAVIDSON INC            COM              412822108     4422    72790 SH       DEFINED                     0        0    72790
KINDER MORGAN ENG PARTNERS LP  L.P.             494550106     4275    96425 SH       DEFINED                     0        0    96425
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     5306    60650 SH       DEFINED                     0        0    60650
LUCENT TECHNOLOGIES INC        COM              549463107     4926  1310060 SH       DEFINED                     0        0  1310060
MARATHON OIL CORP              COM              565849106     5268   140060 SH       DEFINED                     0        0   140060
MARSHALL & ILSLEY CP           COM              571834100     5397   122100 SH       DEFINED                     0        0   122100
MEDTRONIC INC                  COM              585055106     4298    86525 SH       DEFINED                     0        0    86525
NCR CORP NEW                   COM              62886E108     5376    77660 SH       DEFINED                     0        0    77660
NIKE INC CL B                  COM              654106103     6181    68155 SH       DEFINED                     0        0    68155
SAP AKTIENGESEL                COM              803054204     5111   115600 SH       DEFINED                     0        0   115600
SOUTHWEST AIRLINES CO          COM              844741108     4920   302200 SH       DEFINED                     0        0   302200
SYSCO CORP                     COM              871829107     5639   147740 SH       DEFINED                     0        0   147740
UNITED TECHNOLOGIES CORP       COM              913017109     5453    52765 SH       DEFINED                     0        0    52765
VERIZON COMMUNICATIONS         COM              92343V104     4772   117790 SH       DEFINED                     0        0   117790